Retirement Benefits (Cash Contributions Made To Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions to benefit plans	$ 128	[1]	$ 96	[1]	$ 81
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions to benefit plans	$ 45	[1]	$ 129	[1]	$ 36

[1]	Not applicable.